Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Consolidated Interim Statement Of Profit Or Loss And Other Comprehensive Income Or Loss Unaudited Abstract
Revenue	SFr 1,222,998
Cost of Sales	(1,192,232)
Gross profit	30,766
Other operating income	255,820
Research and development	(3,563,883)	(3,393,710)
Sales and marketing	(2,129,881)
General and administrative	(2,076,383)	(3,062,199)
Operating loss	(7,483,561)	(6,455,909)
Interest expense	(376,848)	(172,462)
Foreign currency exchange gain (loss), net	58,296	291,892
Revaluation (loss) gain from derivative financial instruments	450,847	(428,742)
Transaction costs	(1,137)
Loss before tax	(7,352,403)	(6,765,221)
Income tax gain	46,085	10,642
Net loss attributable to owners of the Company	(7,306,318)	(6,754,579)
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit liability, net of taxes of CHF 0.00	209,526	448,946
Profit or loss
Foreign currency translation differences, net of taxes of CHF 0.00	(63,477)	(41,922)
Other comprehensive income/(loss), net of taxes of CHF 0	146,049	407,024
Total comprehensive loss attributable to owners of the Company	SFr (7,160,269)	SFr (6,347,555)
Basic and diluted loss per share (in Francs per share)	SFr (9.43)	SFr (10.85)